Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Computation of net income loss per share

	For the three months ended September 30,		For the nine months ended September 30,
	2012	2011	2012	2011
Net income (loss) per share-Basic:
Numerator for basic net income (loss) per share	$11,491	$6,911	$(3,976)	$(20,253)

Denominator for basic net income (loss) per share	98,930,771	69,863,597	97,188,248	51,219,473

Basic net income (loss) per common share	$0.12	$0.10	$(0.04)	$(0.40)

Net income (loss) per share-Diluted:
Numerator for diluted net income (loss) per share	$11,491	$6,911	$(3,976)	$(20,253)
Less: Fair value of stock warrants	(14,545)	(10,622)	0	0
Less: Fair value of derivatives	(1,894)	(2,316)	0	0

Net loss attributable to common share	$(4,948)	$(6,027)	$(3,976)	$(20,253)

Denominator for diluted net income (loss) per share	98,930,771	69,863,597	97,188,248	51,219,473

Diluted net income (loss) per common share	$(0.05)	$(0.09)	$(0.04)	$(0.40)

Securities excluded from calculation of weighted-average shares outstanding

	Three Months Ended September 30,		Nine Months Ended September 30,
	2012	2011	2012	2011
Shares of convertible preferred stock	47,928,000	7,682,000	47,928,000	7,682,000
Shares underlying options outstanding	13,662,250	13,655,000	13,662,250	13,655,000
Shares underlying warrants outstanding	136,661,735	14,646,021	136,661,735	49,135,602

	For the year ended December 31,
	2011	2010
Shares of convertible preferred stock	7,282,000	18,342,000
Shares underlying options outstanding	13,608,500	5,677,000
Shares underlying warrants outstanding	49,135,602	31,178,295
Unvested restricted stock	—	150,000